PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ 150	$ 659
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	35.00%	47.00%
Fixed Income Securities (including cash) (in percent)	53.00%	46.00%
Real Estate (in percent)	7.00%	6.00%
Other (in percent)	5.00%	1.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	6.00%	6.00%
Fixed Income Securities (including cash) (in percent)	87.00%	77.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	6.00%	16.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	1.00%
Fixed Income Securities (including cash) (in percent)	69.00%	72.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	30.00%	27.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	27.00%	39.00%
Fixed Income Securities (including cash) (in percent)	49.00%	42.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	3.00%
Fixed Income Securities (including cash) (in percent)	87.00%	77.00%
Real Estate (in percent)	0.00%	1.00%
Other (in percent)	6.00%	16.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	1.00%
Fixed Income Securities (including cash) (in percent)	69.00%	72.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	8.00%	5.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	8.00%	8.00%
Fixed Income Securities (including cash) (in percent)	4.00%	4.00%
Real Estate (in percent)	7.00%	6.00%
Other (in percent)	5.00%	1.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	3.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	1.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	22.00%	22.00%